Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Table Text Block [Abstract]
Schedule of Inventory
Inventory consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Finished goods	$2,748	$3,427
Work in progress	1,005	967
Raw materials	815	1,777

Total Inventory	$4,568	$6,171

Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Finished goods	$3,427	$2,096
Work in progress	967	213
Raw materials	1,777	1,556

Total Inventory	$6,171	$3,865